Entity Wide Disclosures - Schedule of Revenues are Attributed to Geographic Areas Principal Customers(Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Customer A [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	28.00%	9.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	13.00%	7.00%
Customer C [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	7.00%	10.00%
Customer D [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	5.00%	11.00%